UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Real Estate Securities Fund
Class A [FREEX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$54	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$239,135,237
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	19.49%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Real Estate Securities Fund	PAGE 1	192-STSR-1225

Franklin Real Estate Securities Fund
Class C [FRRSX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$91	1.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$239,135,237
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	19.49%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Real Estate Securities Fund	PAGE 1	292-STSR-1225

Franklin Real Estate Securities Fund
Class R6 [FSERX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$33	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$239,135,237
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	19.49%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Real Estate Securities Fund	PAGE 1	372-STSR-1225

Franklin Real Estate Securities Fund
Advisor Class [FRLAX]
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$239,135,237
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	19.49%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Real Estate Securities Fund	PAGE 1	692-STSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Real Estate
Securities Trust
Financial Statements and Other Important Information
Semi-Annual | October 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.82 $16.00 $17.61 $21.91 $20.66 $17.11
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.16 0.33 0.31 0.09 0.14
Net realized and unrealized gains (losses) (0.13) 2.62 (1.03) (3.97) 2.44 4.91
Total from investment operations ........ 0.08 2.78 (0.70) (3.66) 2.53 5.05
Less distributions from:
Net investment income .............. (0.08) (0.41) (0.36) (0.23) (0.18) (0.21)
Net realized gains ................. — (1.55) (0.55) (0.41) (1.10) (1.29)
Total distributions ................... (0.08) (1.96) (0.91) (0.64) (1.28) (1.50)
Net asset value, end of period .......... $16.82 $16.82 $16.00 $17.61 $21.91 $20.66
Total return
c
....................... 0.50% 17.71% (4.34)% (16.70)% 11.99% 30.97%
Ratios to average net assets
d
Expenses
e
........................ 1.06% 1.03% 1.16%
f
1.05%
f
1.11% 1.07%
f
Net investment income ............... 2.44% 0.89% 1.94% 1.66% 0.41% 0.77%
Supplemental data
Net assets , end of period (000’s) ........ $184,652 $198,076 $199,460 $262,766 $361,133 $318,415
Portfolio turnover rate ................ 19.49% 28.21% 17.38% 10.69% 22.14% 19.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.31 $14.72 $16.29 $20.39 $19.37 $16.12
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.13 0.02 0.19 0.15 (0.08) —
c
Net realized and unrealized gains (losses) (0.11) 2.43 (0.95) (3.69) 2.29 4.61
Total from investment operations ........ 0.02 2.45 (0.76) (3.54) 2.21 4.61
Less distributions from:
Net investment income .............. (0.05) (0.31) (0.26) (0.15) (0.09) (0.07)
Net realized gains ................. — (1.55) (0.55) (0.41) (1.10) (1.29)
Total distributions ................... (0.05) (1.86) (0.81) (0.56) (1.19) (1.36)
Net asset value, end of period .......... $15.28 $15.31 $14.72 $16.29 $20.39 $19.37
Total return
d
....................... 0.12% 16.92% (5.06)% (17.38)% 11.13% 29.96%
Ratios to average net assets
e
Expenses
f
......................... 1.81% 1.77% 1.91%
g
1.80%
g
1.87% 1.82%
g
Net investment income (loss) .......... 1.70% 0.14% 1.18% 0.89% (0.38)% 0.02%
Supplemental data
Net assets , end of period (000’s) ........ $4,318 $4,789 $5,988 $9,132 $17,704 $23,912
Portfolio turnover rate ................ 19.49% 28.21% 17.38% 10.69% 22.14% 19.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.26 $16.37 $17.99 $22.39 $21.03 $17.39
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.22 0.46 0.41 0.21 0.22
Net realized and unrealized gains (losses) (0.12) 2.69 (1.08) (4.07) 2.49 4.99
Total from investment operations ........ 0.13 2.91 (0.62) (3.66) 2.70 5.21
Less distributions from:
Net investment income .............. (0.13) (0.47) (0.45) (0.33) (0.24) (0.28)
Net realized gains ................. — (1.55) (0.55) (0.41) (1.10) (1.29)
Total distributions ................... (0.13) (2.02) (1.00) (0.74) (1.34) (1.57)
Net asset value, end of period .......... $17.26 $17.26 $16.37 $17.99 $22.39 $21.03
Total return
c
....................... 0.77% 18.13% (3.83)% (16.29)% 12.56% 31.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.75% 0.72% 0.62% 0.63% 0.73%
Expenses net of waiver and payments by
affiliates .......................... 0.66% 0.66% 0.64%
e
0.57%
e
0.60% 0.67%
e
Net investment income ............... 2.84% 1.23% 2.61% 2.16% 0.93% 1.16%
Supplemental data
Net assets , end of period (000’s) ........ $21,059 $21,280 $17,073 $35,251 $37,871 $32,831
Portfolio turnover rate ................ 19.49% 28.21% 17.38% 10.69% 22.14% 19.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2025
(unaudited)
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.18 $16.29 $17.91 $22.29 $20.97 $17.35
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.20 0.39 0.36 0.15 0.19
Net realized and unrealized gains (losses) (0.13) 2.69 (1.06) (4.06) 2.48 4.98
Total from investment operations ........ 0.11 2.89 (0.67) (3.70) 2.63 5.17
Less distributions from:
Net investment income .............. (0.11) (0.45) (0.40) (0.27) (0.21) (0.26)
Net realized gains ................. — (1.55) (0.55) (0.41) (1.10) (1.29)
Total distributions ................... (0.11) (2.00) (0.95) (0.68) (1.31) (1.55)
Net asset value, end of period .......... $17.18 $17.18 $16.29 $17.91 $22.29 $20.97
Total return
c
....................... 0.66% 18.08% (4.10)% (16.52)% 12.25% 31.27%
Ratios to average net assets
d
Expenses
e
........................ 0.81% 0.78% 0.91%
f
0.80%
f
0.86% 0.82%
f
Net investment income ............... 2.70% 1.13% 2.22% 1.91% 0.65% 1.01%
Supplemental data
Net assets , end of period (000’s) ........ $29,107 $30,506 $27,865 $40,211 $63,140 $67,206
Portfolio turnover rate ................ 19.49% 28.21% 17.38% 10.69% 22.14% 19.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), October 31, 2025
Franklin Real Estate Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.7%
Data Center REITs 12.0%
Digital Realty Trust, Inc. ................................ United States 69,914 $ 11,914,045
Equinix, Inc. ......................................... United States 19,869 16,809,372
28,723,417
Diversified REITs 2.5%
Broadstone Net Lease, Inc. .............................. United States 150,544 2,697,749
Essential Properties Realty Trust, Inc. ...................... United States 109,650 3,276,342
5,974,091
Health Care REITs 15.6%
American Healthcare REIT, Inc. ........................... United States 74,914 3,395,103
Sabra Health Care REIT, Inc. ............................ United States 145,692 2,596,231
Ventas, Inc. .......................................... United States 102,748 7,581,775
Welltower, Inc. ....................................... United States 131,476 23,802,415
37,375,524
Hotel & Resort REITs 2.1%
Ryman Hospitality Properties, Inc. ......................... United States 38,097 3,311,010
Sunstone Hotel Investors, Inc. ............................ United States 200,777 1,776,877
5,087,887
Industrial REITs 11.3%
EastGroup Properties, Inc. .............................. United States 26,603 4,643,022
First Industrial Realty Trust, Inc. .......................... United States 82,616 4,567,012
Prologis, Inc. ......................................... United States 122,891 15,249,544
STAG Industrial, Inc. ................................... United States 65,241 2,496,773
26,956,351
Multi-Family Residential REITs 7.6%
AvalonBay Communities, Inc. ............................ United States 49,458 8,601,735
Camden Property Trust ................................. United States 69,882 6,951,861
a
GO Residential Real Estate Investment Trust , 144A , Reg S ...... United States 81,942 938,236
Independence Realty Trust, Inc. .......................... United States 98,274 1,565,505
18,057,337
Office REITs 4.2%
BXP, Inc. ............................................ United States 47,037 3,348,564
Cousins Properties, Inc. ................................ United States 115,061 2,983,532
Highwoods Properties, Inc. .............................. United States 69,730 1,996,370
SL Green Realty Corp. ................................. United States 32,696 1,678,939
10,007,405
Other Specialized REITs 3.2%
Iron Mountain, Inc. .................................... United States 73,600 7,577,120
Real Estate Services 3.3%
b
CBRE Group, Inc. , A ................................... United States 43,831 6,681,160
Newmark Group, Inc. , A ................................ United States 67,204 1,198,247
7,879,407
Retail REITs 16.7%
Agree Realty Corp. .................................... United States 34,009 2,482,997
Brixmor Property Group, Inc. ............................. United States 242,484 6,343,382
InvenTrust Properties Corp. .............................. United States 68,282 1,870,927
Macerich Co. (The) .................................... United States 144,172 2,472,550
NETSTREIT Corp. .................................... United States 245,449 4,570,260
Realty Income Corp. ................................... United States 190,185 11,026,926

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
Regency Centers Corp. ................................. United States 80,787 $ 5,570,264
Simon Property Group, Inc. .............................. United States 32,075 5,637,502
39,974,808
Self-Storage REITs 5.5%
CubeSmart .......................................... United States 88,507 3,334,059
Extra Space Storage, Inc. ............................... United States 55,676 7,434,973
Smartstop Self Storage REIT, Inc. ......................... United States 70,207 2,411,610
13,180,642
Single-Family Residential REITs 4.6%
American Homes 4 Rent , A .............................. United States 219,160 6,925,456
Equity LifeStyle Properties, Inc. ........................... United States 67,948 4,148,225
11,073,681
Telecom Tower REITs 9.1%
American Tower Corp. .................................. United States 66,681 11,934,565
Crown Castle, Inc. ..................................... United States 109,999 9,924,110
21,858,675
Timber REITs 2.0%
Weyerhaeuser Co. .................................... United States 208,118 4,786,714
Total Common Stocks (Cost $ 163,419,056 ) .....................................
238,513,059
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
c,d
Franklin Institutional U.S. Government Money Market Fund , 4.038 % United States 868,968 868,968
Total Money Market Funds (Cost $ 868,968 ) .....................................
868,968
Total Short Term Investments (Cost $ 868,968 ) ..................................
868,968
a
Total Investments (Cost $ 164,288,024 ) 100.1% ..................................
$239,382,027
Other Assets, less Liabilities (0.1) % ...........................................
(246,790)
Net Assets 100.0% ...........................................................
$239,135,237
See Abbreviations on page 18 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the value of this security was
$938,236, representing 0.4% of net assets.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $184,651,731
Shares outstanding ........................................................................ 10,974,948
Net asset value per share
a ,b
.................................................................. $16.82
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $17.80
Class C:
Net assets, at value ....................................................................... $4,317,562
Shares outstanding ........................................................................ 282,495
Net asset value and maximum offering price per share
a ,b
............................................ $15.28
Class R6:
Net assets, at value ....................................................................... $21,058,757
Shares outstanding ........................................................................ 1,220,399
Net asset value and maximum offering price per share
b
............................................. $17.26
Advisor Class:
Net assets, at value ....................................................................... $29,107,187
Shares outstanding ........................................................................ 1,694,514
Net asset value and maximum offering price per share
b
............................................. $17.18
Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $163,419,056
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 868,968
Value - Unaffiliated issuers .................................................................. $238,513,059
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 868,968
Cash .................................................................................... 27,605
Receivables:
Capital shares sold ........................................................................ 94,441
Dividends ............................................................................... 97,519
Total assets .......................................................................... 239,601,592
Liabilities:
Payables:
Capital shares redeemed ................................................................... 151,451
Management fees ......................................................................... 114,273
Distribution fees .......................................................................... 43,871
Transfer agent fees ........................................................................ 81,839
Registration and filing fees .................................................................. 24,049
Professional fees ......................................................................... 31,888
Trustees' fees and expenses ................................................................. 31
Accrued expenses and other liabilities ........................................................... 18,953
Total liabilities ......................................................................... 466,355
Net assets, at value ................................................................. $239,135,237
Net assets consist of:
Paid-in capital ............................................................................. $160,730,414
Total distributable earnings (losses) ............................................................. 78,404,823
Net assets, at value ................................................................. $239,135,237
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the six months ended October 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Real Estate
Securities Fund
Investment income:
Dividends: (net of foreign taxes of $1,987)
Unaffiliated issuers ........................................................................ $4,385,119
Non-controlled affiliates (Note 3 f ) ............................................................. 25,264
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (5,578)
Non-controlled affiliates (Note 3 f ) ............................................................. 7,033
Total investment income ................................................................... 4,411,838
Expenses:
Management fees (Note 3 a ) ................................................................... 693,063
Distribution fees: (Note 3c )
Class A ................................................................................ 244,492
Class C ................................................................................ 23,252
Transfer agent fees: (Note 3e )
Class A ................................................................................ 171,631
Class C ................................................................................ 4,083
Class R6 ............................................................................... 28,011
Advisor Class ............................................................................ 26,708
Custodian fees ............................................................................ 1,233
Reports to shareholders fees .................................................................. 18,707
Registration and filing fees .................................................................... 30,061
Professional fees ........................................................................... 36,181
Trustees' fees and expenses .................................................................. 1,655
Other .................................................................................... 14,738
Total expenses ......................................................................... 1,293,815
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (26,127)
Net expenses ......................................................................... 1,267,688
Net investment income ................................................................ 3,144,150
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,362,250
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (4,939,835)
Translation of other assets and liabilities denominated in foreign currencies .............................. (45)
Net change in unrealized appreciation (depreciation) ............................................ (4,939,880)
Net realized and unrealized gain (loss) ............................................................ (1,577,630)
Net increase (decrease) in net assets resulting from operations .......................................... $1,566,520

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Real Estate Securities Fund
Six Months Ended
October 31, 2025
(unaudited)
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,144,150 $2,507,280
Net realized gain (loss) ................................................. 3,362,250 25,118,280
Net change in unrealized appreciation (depreciation) ........................... (4,939,880) 16,191,089
Net increase (decrease) in net assets resulting from operations ................ 1,566,520 43,816,649
Distributions to shareholders:
Class A ............................................................. (952,776) (22,654,414)
Class C ............................................................. (14,273) (574,077)
Class R6 ............................................................ (164,228) (2,078,840)
Advisor Class ........................................................ (198,137) (3,415,183)
Total distributions to shareholders .......................................... (1,329,414) (28,722,514)
Capital share transactions: (Note 2 )
Class A ............................................................. (13,639,027) (13,495,940)
Class C ............................................................. (468,511) (1,583,006)
Class R6 ............................................................ (217,419) 3,213,050
Advisor Class ........................................................ (1,427,207) 1,035,990
Total capital share transactions ............................................ (15,752,164) (10,829,906)
Net increase (decrease) in net assets ................................... (15,515,058) 4,264,229
Net assets:
Beginning of period ..................................................... 254,650,295 250,386,066
End of period .......................................................... $239,135,237 $254,650,295

Franklin Real Estate Securities Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Real Estate Securities Fund
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Real Estate Securities
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Real Estate Securities Fund
(continued)
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
October 31, 2025
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 304,953 $5,170,884 671,222 $11,742,518
Shares issued in reinvestment of distributions .......... 53,704 909,612 1,322,516 21,861,633
Shares redeemed ............................... (1,162,211) (19,719,523) (2,685,066) (47,100,091)
Net increase (decrease) .......................... (803,554) $(13,639,027) (691,328) $(13,495,940)
Class C Shares:
Shares sold ................................... 10,560 $163,225 25,671 $410,936
Shares issued in reinvestment of distributions .......... 927 14,273 38,127 574,060
Shares redeemed
a
.............................. (41,862) (646,009) (157,603) (2,568,002)
Net increase (decrease) .......................... (30,375) $(468,511) (93,805) $(1,583,006)
Class R6 Shares:
Shares sold ................................... 207,360 $3,609,360 453,161 $8,139,916
Shares issued in reinvestment of distributions .......... 9,439 164,110 122,378 2,077,202
Shares redeemed ............................... (229,302) (3,990,889) (385,886) (7,004,068)
Net increase (decrease) .......................... (12,503) $(217,419) 189,653 $3,213,050
Advisor Class Shares:
Shares sold ................................... 122,590 $2,118,866 280,617 $5,034,185
Shares issued in reinvestment of distributions .......... 8,580 148,439 151,198 2,552,475
Shares redeemed ............................... (212,781) (3,694,512) (365,778) (6,550,670)
Net increase (decrease) .......................... (81,611) $(1,427,207) 66,037 $1,035,990
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended October 31, 2025, the annualized gross effective investment management fee rate was 0.550% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$112,538 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,447
CDSC retained .............................................................................. $327
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $1,190,280 $15,824,974 $(16,146,286) $— $— $868,968 868,968 $25,264
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2026.
4. Income Taxes
At October 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2025, aggregated
$48,362,236 and $61,819,873, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $— $7,202,000 $(7,202,000) $— $— $— — $7,033
Total Affiliated Securities ... $1,190,280 $23,026,974 $(23,348,286) $— $— $868,968 $32,297
Cost of investments .......................................................................... $174,502,004
Unrealized appreciation ........................................................................ $81,120,990
Unrealized depreciation ........................................................................ (16,240,967)
Net unrealized appreciation (depreciation) .......................................................... $64,880,023
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2025, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At October 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

Franklin Real Estate Securities Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4192-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Real Estate Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	December 29, 2025